Acquisitions and Divestitures - Acquisitions (Details) $ in Thousands, £ in Millions							12 Months Ended
	Jul. 01, 2015 USD ($)	Nov. 03, 2014 GBP (£) item	Nov. 03, 2014 USD ($) item	Oct. 06, 2014 USD ($) item	Aug. 07, 2013 GBP (£) item	Aug. 07, 2013 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 06, 2014 item
Business Acquisitions [Line Items]
Number of automated teller machines | item							190,000
Acquisition and divestiture-related expenses							$ 27,127	$ 18,050	$ 15,400
Assets acquired and liabilities assumed
Goodwill							548,936	511,963	404,491
North America Segment [Member]
Business Acquisitions [Line Items]
Acquisition and divestiture-related expenses							4,213	2,623	2,499
Assets acquired and liabilities assumed
Goodwill							$ 452,309	$ 398,977	$ 291,731
U.K.
Business Acquisitions [Line Items]
Number of automated teller machines | item							15,700
Cardpoint Limited
Business Acquisitions [Line Items]
Total consideration					£ 105.4	$ 161,800
Cash consideration					£ 100.0	$ 153,500
Cardpoint Limited | U.K.
Business Acquisitions [Line Items]
Number of automated teller machines | item					7,100	7,100
Cardpoint Limited | Germany
Business Acquisitions [Line Items]
Number of automated teller machines | item					800	800
Automated Financial, L.L.C.
Business Acquisitions [Line Items]
Number of automated teller machines | item										2,100
Welch ATM
Business Acquisitions [Line Items]
Total consideration				$ 159,400
Cash consideration				$ 154,000
Number of automated teller machines | item				26,000
Deferred purchase consideration				$ 5,400
Welch ATM | North America Segment [Member]
Assets acquired and liabilities assumed
Property and equipment				11,300
Goodwill				103,700
Welch ATM | Customer Relationships [Member] | North America Segment [Member]
Assets acquired and liabilities assumed
Intangible assets				$ 52,500
Sunwin Services Group
Business Acquisitions [Line Items]
Cash consideration		£ 41.5	$ 66,400
Co-Op Bank
Business Acquisitions [Line Items]
Number of automated teller machines | item		2,000	2,000
CDS | North America Segment [Member]
Business Acquisitions [Line Items]
Total consideration	$ 80,600
Assets acquired and liabilities assumed
Property and equipment	4,600
Goodwill	52,700
CDS | Customer Relationships [Member] | North America Segment [Member]
Assets acquired and liabilities assumed
Intangible assets	16,500
CDS | Technology-Based Intangible Assets [Member] | North America Segment [Member]
Assets acquired and liabilities assumed
Intangible assets	7,800
CDS | Other Intangible Assets [Member] | North America Segment [Member]
Assets acquired and liabilities assumed
Intangible assets	$ 1,700